Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	₩ 2,365,022	₩ 2,602,560
Deposits in banks	78,400	758,078
Trade accounts and notes receivable, net	2,829,163	4,325,120
Other accounts receivable, net	169,313	164,827
Other current financial assets	46,301	27,252
Inventories	2,691,203	2,350,084
Prepaid income taxes	4,516	3,854
Non-current assets held for sale	70,161
Other current assets	546,048	241,928
Total current assets	8,800,127	10,473,703
Deposits in banks	11	11
Investments in equity accounted investees	113,989	122,507
Other non-current accounts receivable, net	11,448	8,738
Other non-current financial assets	144,214	59,836
Property, plant and equipment, net	21,600,130	16,201,960
Intangible assets, net	987,642	912,821
Deferred tax assets	1,136,166	985,352
Other non-current assets	381,983	394,759
Total non-current assets	24,375,583	18,685,984
Total assets	33,175,710	29,159,687
Liabilities
Trade accounts and notes payable	3,087,461	2,875,090
Current financial liabilities	1,553,907	1,452,926
Other accounts payable	3,566,629	3,169,937
Accrued expenses	633,346	812,615
Income tax payable	105,900	321,978
Provisions	98,254	76,016
Advances received	834,010	194,129
Other current liabilities	74,976	75,991
Total current liabilities	9,954,483	8,978,682
Non-current financial liabilities	7,030,628	4,150,192
Non-current provisions	32,764	28,312
Defined benefit liabilities, net	45,360	95,447
Long-term advances received	1,114,316	830,335
Deferred tax liabilities	15,087	24,646
Other non-current liabilities	96,826	70,563
Total non-current liabilities	8,334,981	5,199,495
Total liabilities	18,289,464	14,178,177
Equity
Share capital	1,789,079	1,789,079
Share premium	2,251,113	2,251,113
Retained earnings	10,239,965	10,621,571
Reserves	(300,968)	(288,280)
Total equity attributable to equity holders of the Controlling Company	13,979,189	14,373,483
Non-controlling interests	907,057	608,027
Total equity	14,886,246	14,981,510
Total liabilities and equity	₩ 33,175,710	₩ 29,159,687